                       SUPPLEMENT DATED SEPTEMBER 1, 1997
                   REPLACING THE SUPPLEMENT DATED MAY 1, 1997
                         TO PROSPECTUS DATED MAY 1, 1997
                                       OF
                            THE SIERRA VARIABLE TRUST
                          9301 CORBIN AVENUE, SUITE 333
                          NORTHRIDGE, CALIFORNIA 91324


The Prospectus, dated May 1, 1997, of The Sierra Variable Trust (the "Trust") relating to the GLOBAL MONEY, SHORT TERM HIGH QUALITY BOND, SHORT TERM GLOBAL GOVERNMENT, U.S. GOVERNMENT, CORPORATE INCOME, GROWTH AND INCOME, GROWTH, EMERGING GROWTH AND INTERNATIONAL GROWTH FUNDS of the Trust is amended and supplemented as follows:

At the end of the section "MANAGEMENT OF THE TRUST -- INVESTMENT MANAGEMENT -- INVESTMENT ADVISOR" on pages 20 and 21, add the following paragraph:

         On July 1, 1997, Great Western Financial Corporation ("GWFC"), the indirect parent of Sierra Advisors, the Fund's investment advisor, and Washington Mutual, Inc. ("Washington Mutual"), a publicly held financial services company, closed a previously announced Agreement and Plan of Merger resulting in the merger of GWFC with and into a wholly-owned subsidiary of Washington Mutual (the "Merger"). As a result of the Merger, Sierra Advisors is an indirect subsidiary of Washington Mutual.

In the section "MANAGEMENT OF THE TRUST -- SUB-ADVISORS" under the paragraph beginning "SCUDDER, STEVENS & CLARK, INC." on page 22, add the following paragraph after the first paragraph:

         Scudder, Stevens & Clark, Inc. ("Scudder") has entered into an agreement with The Zurich Group ("Zurich"), an international insurance and financial services organization, to form a new global investment organization. Under the agreement, Scudder will combine with Zurich's subsidiary, Zurich Kemper Investment, Inc. to form Scudder Kemper Investments, Inc. After the transaction is completed, Zurich will own approximately 70% of the new organization with the balance owned by the new organization's officers and employees. Subject to certain conditions being met, including regulatory approvals, the transaction is expected to close in the fourth quarter of 1997.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED SEPTEMBER 1, 1997
                   REPLACING THE SUPPLEMENT DATED MAY 1, 1997
                         TO PROSPECTUS DATED MAY 1, 1997
                                       OF
                            THE SIERRA VARIABLE TRUST
                          9301 CORBIN AVENUE, SUITE 333
                          NORTHRIDGE, CALIFORNIA 91324


The Prospectus, dated May 1, 1997, of The Sierra Variable Trust (the "Trust") relating to the CAPITAL GROWTH, GROWTH, BALANCED, VALUE AND INCOME PORTFOLIOS and the GLOBAL MONEY FUND of the Trust is amended and supplemented as follows:

In the section "MANAGEMENT OF THE TRUST -- SIERRA SERVICES, SIERRA ADVISORS, THEIR AFFILIATES AND THE PORTFOLIOS' SERVICE PROVIDERS -- INVESTMENT ADVISOR OF THE PORTFOLIOS," add the following paragraph after the second paragraph:

         On July 1, 1997, Great Western Financial Corporation ("GWFC"), the indirect parent of Sierra Services, the Portfolios' investment advisor, and Washington Mutual, Inc. ("Washington Mutual"), a publicly held financial services company, closed a previously announced Agreement and Plan of Merger resulting in the merger of GWFC with and into a wholly-owned subsidiary of Washington Mutual (the "Merger"). As a result of the Merger, Sierra Services is an indirect subsidiary of Washington Mutual.

In the section "INVESTMENT ADVISOR AND INVESTMENT SUB-ADVISORS OF THE UNDERLYING FUNDS -- INVESTMENT SUB-ADVISORS OF THE UNDERLYING FUNDS" under the paragraph beginning "SCUDDER, STEVENS & CLARK, INC.," add the following paragraph after the first paragraph:

         Scudder, Stevens & Clark, Inc. ("Scudder") has entered into an agreement with The Zurich Group ("Zurich"), an international insurance and financial services organization, to form a new global investment organization. Under the agreement, Scudder will combine with Zurich's subsidiary, Zurich Kemper Investment, Inc. to form Scudder Kemper Investments, Inc. After the transaction is completed, Zurich will own approximately 70% of the new organization with the balance owned by the new organization's officers and employees. Subject to certain conditions being met, including regulatory approvals, the transaction is expected to close in the fourth quarter of 1997.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE